Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended
Sep. 30, 2023
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value	The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at September 30, 2023 and March 31, 2023.

	At September 30, 2023
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥4,004,541	¥944,694	¥—	¥4,949,235
Equity instruments	361,105	658	—	361,763

Total trading assets	4,365,646	945,352	—	5,310,998

Derivative financial instruments:
Interest rate derivatives	97,472	8,208,059	82	8,305,613
Currency derivatives	—	4,604,469	934	4,605,403
Equity derivatives	35,241	408	16,596	52,245
Commodity derivatives	1,932	11,447	—	13,379
Credit derivatives	—	38,244	410	38,654

Total derivative financial instruments	134,645	12,862,627	18,022	13,015,294

Financial assets at fair value through profit or loss:
Debt instruments	506,426	641,478	666,125	1,814,029
Equity instruments	1,934	284	84,215	86,433

Total financial assets at fair value through profit or loss	508,360	641,762	750,340	1,900,462

Investment securities at fair value through other comprehensive income:
Japanese government bonds	9,512,127	—	—	9,512,127
U.S. Treasury and other U.S. government agency bonds	9,825,401	—	—	9,825,401
Other debt instruments	1,387,551	7,820,727	—	9,208,278

Total debt instruments	20,725,079	7,820,727	—	28,545,806

Equity instruments	4,744,887	1,501	500,485	5,246,873

Total investment securities at fair value through other comprehensive income	25,469,966	7,822,228	500,485	33,792,679

Total	¥30,478,617	¥22,271,969	¥1,268,847	¥54,019,433

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,574,685	¥217,374	¥—	¥3,792,059
Equity instruments	389,454	5,639	—	395,093

Total trading liabilities	3,964,139	223,013	—	4,187,152

Derivative financial instruments:
Interest rate derivatives	82,330	10,204,113	4,118	10,290,561
Currency derivatives	181	4,884,340	4,874	4,889,395
Equity derivatives	36,302	17,768	7,226	61,296
Commodity derivatives	1,572	10,606	—	12,178
Credit derivatives	—	45,174	111	45,285

Total derivative financial instruments	120,385	15,162,001	16,329	15,298,715

Financial liabilities designated at fair value through profit or loss	—	285,442	135,950	421,392

Others (2)	—	(6,728)	(12,559)	(19,287)

Total	¥4,084,524	¥15,663,728	¥139,720	¥19,887,972

	At March 31, 2023
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥3,732,551	¥497,294	¥—	¥4,229,845
Equity instruments	340,365	15,705	—	356,070

Total trading assets	4,072,916	512,999	—	4,585,915

Derivative financial instruments:
Interest rate derivatives	130,725	5,658,891	—	5,789,616
Currency derivatives	145	2,774,537	499	2,775,181
Equity derivatives	20,571	13,002	20,935	54,508
Commodity derivatives	407	8,735	—	9,142
Credit derivatives	—	21,142	358	21,500

Total derivative financial instruments	151,848	8,476,307	21,792	8,649,947

Financial assets at fair value through profit or loss:
Debt instruments	343,539	398,883	650,467	1,392,889
Equity instruments	2,829	7,320	85,201	95,350

Total financial assets at fair value through profit or loss	346,368	406,203	735,668	1,488,239

Investment securities at fair value through other comprehensive income:
Japanese government bonds	9,576,298	—	—	9,576,298
U.S. Treasury and other U.S. government agency bonds	5,232,456	—	—	5,232,456
Other debt instruments	1,503,857	6,498,812	—	8,002,669

Total debt instruments	16,312,611	6,498,812	—	22,811,423

Equity instruments	4,076,610	7,177	464,821	4,548,608

Total investment securities at fair value through other comprehensive income	20,389,221	6,505,989	464,821	27,360,031

Total	¥24,960,353	¥15,901,498	¥1,222,281	¥42,084,132

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,017,272	¥84,161	¥—	¥3,101,433
Equity instruments	183,935	5,721	—	189,656

Total trading liabilities	3,201,207	89,882	—	3,291,089

Derivative financial instruments:
Interest rate derivatives	92,387	7,317,498	3,248	7,413,133
Currency derivatives	—	3,001,220	5,066	3,006,286
Equity derivatives	34,204	894	7,110	42,208
Commodity derivatives	1,247	6,699	—	7,946
Credit derivatives	—	27,074	208	27,282

Total derivative financial instruments	127,838	10,353,385	15,632	10,496,855

Financial liabilities designated at fair value through profit or loss	—	229,086	185,020	414,106

Others (2)	—	(4,086)	(7,852)	(11,938)

Total	¥3,329,045	¥10,668,267	¥192,800	¥14,190,112

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2023 and for the fiscal year ended March 31, 2023.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2023.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the six months ended September 30, 2023 and 2022.

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2023
	At April 1, 2023	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2023

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,248)	¥(2,329)	¥—	¥1,541	¥—	¥—	¥—	¥—	¥—	¥(4,036)	¥(1,031)
Currency derivatives—net	(4,567)	663	—	74	(110)	—	—	—	—	(3,940)	580
Equity derivatives—net	13,825	(1,867)	—	2,123	(4,711)	—	—	—	—	9,370	2,067
Credit derivatives—net	150	149	—	—	—	—	—	—	—	299	148

Total derivative financial instruments—net	6,160	(3,384)	—	3,738	(4,821)	—	—	—	—	1,693	1,764

Financial assets at fair value through profit or loss:
Debt instruments	650,467	32,792	305	54,432	(38,883)	—	(29,456)	—	(3,532)	666,125	32,586
Equity instruments	85,201	(892)	—	5,770	(792)	—	(4,315)	—	(757)	84,215	(1,473)

Total financial assets at fair value through profit or loss	735,668	31,900	305	60,202	(39,675)	—	(33,771)	—	(4,289)	750,340	31,113

Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	37,478	806	(2,120)	—	(117)	—	(383)	500,485	—

Total investment securities at fair value through other comprehensive income	464,821	—	37,478	806	(2,120)	—	(117)	—	(383)	500,485	—

Financial liabilities designated at fair value through profit or loss	(185,020)	(10,861)	(957)	—	—	(14,957)	75,845	—	—	(135,950)	516

Others (3) —liabilities	7,852	5,049	—	—	—	—	—	—	(342)	12,559	5,017

Total	¥1,029,481	¥22,704	¥36,826	¥64,746	¥(46,616)	¥(14,957)	¥41,957	¥—	¥(5,014)	¥1,129,127	¥38,410

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2022
	At April 1, 2022	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2022

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(7,162)	¥(3,439)	¥—	¥8	¥—	¥—	¥—	¥—	¥—	¥(10,593)	¥(3,409)
Currency derivatives—net	1,652	(1,445)	—	—	—	—	—	—	(5,522)	(5,315)	(2,099)
Equity derivatives—net	15,384	3,709	—	2,609	(5,104)	—	—	—	—	16,598	6,924
Credit derivatives—net	521	(500)	—	—	—	—	—	—	—	21	(494)

Total derivative financial instruments—net	10,395	(1,675)	—	2,617	(5,104)	—	—	—	(5,522)	711	922

Financial assets at fair value through profit or loss:
Debt instruments	693,013	25,736	398	68,177	(40,242)	—	(33,344)	—	(80,259)	633,479	26,808
Equity instruments	35,884	76	—	4,403	(161)	—	(633)	—	(459)	39,110	(48)

Total financial assets at fair value through profit or loss	728,897	25,812	398	72,580	(40,403)	—	(33,977)	—	(80,718)	672,589	26,760

Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	(6,391)	2,175	(3,972)	—	(64)	—	—	460,461	—

Total investment securities at fair value through other comprehensive income	468,713	—	(6,391)	2,175	(3,972)	—	(64)	—	—	460,461	—

Financial liabilities designated at fair value through profit or loss	(291,086)	41,262	220	—	—	(44,886)	65,889	—	—	(228,601)	57,436

Others (3) —liabilities	3,052	7,567	—	940	—	—	—	—	(1,363)	10,196	8,185

Total	¥919,971	¥72,966	¥(5,773)	¥78,312	¥(49,479)	¥(44,886)	¥31,848	¥—	¥(87,603)	¥915,356	¥93,303

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the six months ended September 30, 2023 and 2022, transfers out of Level 3 amounted to ¥
5,014
 million and ¥
87,603
 million, respectively. Those transfers out of Level 3 were primarily due to a decrease of significance of unobservable inputs of certain financial assets at fair value through profit or loss, including certain investment funds.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at September 30, 2023 and 2022 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the six months ended September 30,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30,
	2023	2022	2023	2022

	(In millions)
Net interest income	¥559	¥861	¥525	¥576
Net trading income	1,106	5,120	6,256	8,531
Net income from financial assets and liabilities at fair value through profit or loss	21,039	67,074	31,629	84,196
Other expenses	—	89	—	—

Total	¥22,704	¥72,966	¥38,410	¥93,303

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the six months ended September 30, 2023 and 2022, and reconciliation of changes in the balances were as follows:

	For the six months ended September 30,
	2023	2022

	(In millions)
Balance at beginning of period	¥22,276	¥27,100
Increase due to new trades	1,861	7,061
Reduction due to redemption, sales or passage of time	(10,649)	(16,017)

Balance at end of period	¥13,488	¥18,144

Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities	The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at September 30, 2023 and March 31, 2023.

	At September 30, 2023
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥82	¥4,118	Option model	Interest rate to interest rate correlation	31%-99%
				Quanto correlation	(5% ) -46%
				Interest rate volatility	3%-8%
Currency derivatives	934	4,874	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	5%-49%
				Foreign exchange volatility	8%-15%
Equity derivatives	16,596	7,226	Option model	Equity to equity correlation	45%-91%
				Quanto correlation	(29% ) -29%
				Equity volatility	16%-57%
Credit derivatives	410	111	Credit Default model	Quanto correlation	18%-28%
Financial assets at fair value through profit or loss:
Debt instruments	666,125	—	Option model	Foreign exchange volatility	12%-42%
			DCF model	Probability of default rate	0%-32%
				Loss given default rate	0%-100%
				Discount margin	5%-9%
			Net asset value (2)	—	—
Equity instruments	84,215	—	Market multiples	Price/Book value multiple	0.7x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	500,485	—	Market multiples	Price/Book value multiple	0.3x-3.5x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	135,950	Option model	Equity to equity correlation	43%-89%
				Interest rate to interest rate correlation	26%-27%
				Quanto correlation	(29% ) -49%
				Equity volatility	18%-45%
			Credit Default model	Quanto correlation	18%-28%
Others (4)	—	(12,559)	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(5% ) -49%
				Equity volatility	27%-28%
				Foreign exchange volatility	10%-42%
			Credit Default model	Quanto correlation	18%-28%

	At March 31, 2023
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥—	¥3,248	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(11%)-42%
Currency derivatives	499	5,066	Option model	Interest rate to interest rate correlation	29%-99%
				Quanto correlation	8%-50%
				Foreign exchange volatility	12%-36%
Equity derivatives	20,935	7,110	Option model	Equity to equity correlation	48%-92%
				Quanto correlation	(13%)-38%
				Equity volatility	12%-70%
Credit derivatives	358	208	Credit Default model	Quanto correlation	15%-25%
Financial assets at fair value through profit or loss:
Debt instruments	650,467	—	Option model	Foreign exchange volatility	13%-43%
			DCF model	Probability of default rate	0%-33%
				Loss given default rate	0%-100%
				Discount margin	5%-9%
			Net asset value (2)	—	—
Equity instruments	85,201	—	Market multiples	Price/Book value multiple	1.1x
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	Market multiples	Price/Book value multiple	0.2x-3.7x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	185,020	Option model	Equity to equity correlation	47%-93%
				Interest rate to interest rate correlation	29%-30%
				Quanto correlation	(13%)-50%
				Equity volatility	17%-52%
			Credit Default model	Quanto correlation	15%-25%
Others (4)	—	(7,852)	Option model	Equity to equity correlation	80%-83%
				Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(11%)-50%
				Equity volatility	24%-28%
				Foreign exchange volatility	12%-43%
			Credit Default model	Quanto correlation	15%-25%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity	The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At September 30, 2023
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(4,036)	¥7	¥6	¥—	¥—
Currency derivatives—net	(3,940)	5	5	—	—
Equity derivatives—net	9,370	3,094	3,065	—	—
Credit derivatives—net	299	18	18	—	—
Financial assets at fair value through profit or loss:
Debt instruments	666,125	257	2,718	—	—
Equity instruments	84,215	263	688	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	500,485	—	—	17,038	17,038
Financial liabilities designated at fair value through profit or loss (1)	(135,950)	424	437	—	—
Others (1)(2) —liabilities:	12,559	51	50	—	—

	At March 31, 2023
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,248)	¥—	¥—	¥—	¥—
Currency derivatives—net	(4,567)	6	6	—	—
Equity derivatives—net	13,825	2,462	2,467	—	—
Credit derivatives—net	150	17	17	—	—
Financial assets at fair value through profit or loss:
Debt instruments	650,467	917	4,533	—	—
Equity instruments	85,201	362	875	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	—	15,368	15,368
Financial liabilities designated at fair value through profit or loss (1)	(185,020)	1,007	1,109	—	—
Others (1)(2) —liabilities:	7,852	62	61	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The table below presents the carrying amounts and fair values of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at September 30, 2023 and March 31, 2023. It does not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At September 30, 2023		At March 31, 2023
	Notes	Carrying amount	Fair value	Carrying amount	Fair value

		(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥290,051	¥288,504	¥235,567	¥235,541
Loans and advances	b	116,285,384	118,381,677	111,891,134	114,154,110
Other financial assets	b	8,063,908	8,061,023	5,360,634	5,357,987

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥125,399,091	¥125,412,459	¥123,181,105	¥123,009,507
Other deposits	c	52,722,107	52,740,173	49,746,705	49,607,234
Borrowings	c	15,635,111	15,546,303	14,954,804	14,876,449
Debt securities in issue	c	13,725,816	13,631,362	11,984,994	11,828,910
Other financial liabilities	c	12,105,474	12,105,317	8,522,212	8,522,110

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
	(iv)	The carrying amounts and fair values of lease liabilities are not included in this table.